Capital and financial risk management - Changes in assets and liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	€ 69,602	€ 72,536
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	2,548	4,359
Repayment of borrowings	(8,248)	(12,237)
Net movement in short-term borrowings	3,002	(2,791)
Net movement in derivatives	(293)	279
Interest paid	(1,804)	(2,152)
Purchase of treasury shares		(62)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	(2,087)	(1,482)
Non-cash movements
Fair value movements	(2,631)	3,585
Foreign exchange	441	(54)
Interest costs	1,960	2,047
Lease additions	3,410	4,578
Acquisitions of subsidiaries		234
Other	3,230	762
Collateral pledged as initial margin that does not offset against existing mark to market balances	330	913
Balance at the end	69,130	69,602
Total borrowings
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	67,760	74,925
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	2,548	4,359
Repayment of borrowings	(8,248)	(12,237)
Net movement in short-term borrowings	3,002	(2,791)
Interest paid	(2,246)	(2,421)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	0	(9)
Foreign exchange	1,386	(1,480)
Interest costs	2,356	2,459
Lease additions	3,410	4,578
Acquisitions of subsidiaries		234
Other	124	143
Balance at the end	70,092	67,760
Derivative assets and liabilities
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	859	(4,409)
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Net movement in derivatives	(293)	279
Interest paid	469	452
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0
Non-cash movements
Fair value movements	(2,631)	3,594
Foreign exchange	(930)	1,428
Interest costs	(428)	(485)
Lease additions	0	0
Other		0
Balance at the end	(2,954)	859
Financial liabilities under put options
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	492	1,850
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(17)	(141)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	0	(1,482)
Non-cash movements
Fair value movements	0
Interest costs	19	62
Lease additions	0	0
Other		203
Balance at the end	494	492
Other liabilities
Disclosure of Reconciliation of Assets And Liabilities Arising From Financing Activities [Line Items]
Balance at the beginning	491	170
Cash Changes in Assets And Liabilities Arising From Financing Activities [Abstract]
Proceeds from issuance of long-term borrowings	0	0
Repayment of borrowings	0	0
Net movement in short-term borrowings	0	0
Interest paid	(10)	(42)
Purchase of treasury shares		(62)
Increase Decrease Through Payments for Settlements of Written Put Options, Assets And Liabilities Arising From Financing Activities	(2,087)
Non-cash movements
Fair value movements	0
Foreign exchange	(15)	(2)
Interest costs	13	11
Lease additions	0	0
Other	3,106	416
Balance at the end	€ 1,498	€ 491